INCOME TAXES - Provision for Income Taxes (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Federal	$ 921	$ 1,067	$ 1,006
States and Puerto Rico	88	90	81
Total current provision	1,009	1,157	1,087
Deferred benefit	(71)	(2)	(64)
Provision for income taxes	$ 938	$ 1,155	$ 1,023